Related party information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) director	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 21, 2018
Related party borrowings and receivables
Investment in joint ventures	$ 10	$ 6
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding				25.00%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding	34.00%
Yeoman Capital S.A. and subsidiaries
Related party borrowings and receivables
Fees charged for services provided	$ 0	0	$ 0
Amount payable	$ 0	0	0
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Number of common directors | director	5
Key Management Personnel
Related party borrowings and receivables
Amount payable	$ 7	4	4
Salaries and other short term employee benefits	12	12	10
Other employment benefits	1	1	1
Key management compensation excluding transaction cost	13	13	11
Transaction related and other compensation	7	29
Key management compensation	$ 20	$ 42	$ 11